Financial Instrument Risk Management - Right of Offset and Collateral (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Derivative liabilities
Financial liabilities:
Financial instruments presented in the Consolidated Statements of Financial Position	$ (2,077)	$ (1,311)
Financial instruments subject to master netting or similar agreements	1,043	738
Financial collateral (received) pledged	936	489
Net amount	(98)	(84)
Financial assets pledged as collateral	2,126	1,472
Repurchase agreements
Financial liabilities:
Financial instruments presented in the Consolidated Statements of Financial Position	(2,840)	(2,705)
Financial instruments subject to master netting or similar agreements	33	28
Financial collateral (received) pledged	2,807	2,677
Net amount	0	0
Financial assets pledged as collateral	2,840	2,705
Cash collateral on securities lent
Financial liabilities:
Financial instruments presented in the Consolidated Statements of Financial Position	(194)	(187)
Financial instruments subject to master netting or similar agreements	0	0
Financial collateral (received) pledged	184	176
Net amount	(10)	(11)
Obligations for securities borrowing
Financial liabilities:
Financial instruments presented in the Consolidated Statements of Financial Position	(239)	(223)
Financial instruments subject to master netting or similar agreements	0	0
Financial collateral (received) pledged	239	223
Net amount	0	0
Derivatives
Financial assets:
Financial assets presented in the Consolidated Statements of Financial Position	1,971	2,183
Financial instruments subject to master netting or similar agreements	(1,043)	(738)
Financial collateral (received) pledged	(787)	(1,316)
Net amount	141	129
Financial liabilities:
Financial assets received as collateral	895	1,443
Reverse repurchase agreements
Financial assets:
Financial assets presented in the Consolidated Statements of Financial Position	33	28
Financial instruments subject to master netting or similar agreements	(33)	(28)
Financial collateral (received) pledged	0	0
Net amount	0	0
Financial liabilities:
Financial assets received as collateral	33	28
Financial assets
Financial assets:
Financial assets presented in the Consolidated Statements of Financial Position	2,004	2,211
Financial instruments subject to master netting or similar agreements	(1,076)	(766)
Financial collateral (received) pledged	(787)	(1,316)
Net amount	141	129
Financial liabilities
Financial liabilities:
Financial instruments presented in the Consolidated Statements of Financial Position	(5,350)	(4,426)
Financial instruments subject to master netting or similar agreements	1,076	766
Financial collateral (received) pledged	4,166	3,565
Net amount	$ (108)	$ (95)